Quarterly Report
April 30, 2020
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 92.6%
Aerospace – 2.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$6,365,000	$4,105,425
Bombardier, Inc., 7.875%, 4/15/2027 (n)	3,710,000	2,402,225
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	3,750,000	2,559,375
Moog, Inc., 4.25%, 12/15/2027 (n)	6,100,000	5,718,750
TransDigm, Inc., 6.5%, 7/15/2024	2,085,000	1,926,019
TransDigm, Inc., 6.25%, 3/15/2026 (n)	4,772,000	4,670,595
TransDigm, Inc., 6.375%, 6/15/2026	2,940,000	2,516,052
TransDigm, Inc., 5.5%, 11/15/2027 (n)	6,065,000	5,124,925
		$29,023,366
Automotive – 2.3%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$3,625,000	$2,704,250
Adient US LLC, 7%, 5/15/2026 (n)	300,000	298,500
Allison Transmission, Inc., 5%, 10/01/2024 (n)	8,679,000	8,331,840
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	1,580,000	1,531,857
Dana, Inc., 5.5%, 12/15/2024	450,000	418,680
Dana, Inc., 5.375%, 11/15/2027	1,531,000	1,351,108
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	4,645,000	4,634,781
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	3,465,000	2,951,140
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	3,830,000	3,245,925
		$25,468,081
Broadcasting – 3.1%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026 (n)	$460,000	$349,600
iHeartCommunications, Inc., 6.375%, 5/01/2026 (n)	2,045,000	1,932,525
iHeartCommunications, Inc., 8.375%, 5/01/2027	1,950,000	1,605,240
iHeartCommunications, Inc., 5.25%, 8/15/2027 (n)	695,000	630,713
Lions Gate Capital Holding Co., 5.875%, 11/01/2024	2,020,000	1,863,450
National CineMedia LLC, 5.875%, 4/15/2028 (n)	2,655,000	1,885,050
Netflix, Inc., 5.875%, 2/15/2025	6,445,000	7,107,804
Netflix, Inc., 3.625%, 6/15/2025 (n)	2,685,000	2,718,562
Netflix, Inc., 5.875%, 11/15/2028	3,180,000	3,596,103
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	4,050,000	3,867,750
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (n)	1,805,000	1,489,125
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	6,740,000	6,740,000
		$33,785,922
Brokerage & Asset Managers – 0.7%
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$7,570,000	$7,229,350
Building – 5.4%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$5,125,000	$5,073,750
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	5,035,000	4,777,309
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)	4,280,000	3,782,450
Beacon Roofing Supply, Inc., 4.5%, 11/15/2026 (n)	1,580,000	1,508,900
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	1,620,000	1,539,000
Core & Main LP, 6.125%, 8/15/2025 (n)	2,575,000	2,472,000
Cornerstone Building Brands, Inc., 8%, 4/15/2026 (n)	3,650,000	3,101,441
HD Supply, Inc., 5.375%, 10/15/2026 (n)	4,355,000	4,441,664
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)	2,790,000	2,721,366
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)	2,215,000	2,098,713
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)	1,480,000	1,468,900
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	4,174,000	3,923,560
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	2,865,000	2,693,100
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	3,478,000	2,705,154
SRS Distribution, Inc., 8.25%, 7/01/2026 (n)	1,585,000	1,455,506

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	$5,280,000	$5,293,200
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,175,000	5,330,250
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,690,000	4,694,455
U.S. Concrete, Inc., 6.375%, 6/01/2024	540,000	509,895
		$59,590,613
Business Services – 2.9%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$4,365,000	$4,321,350
CDK Global, Inc., 4.875%, 6/01/2027	5,380,000	5,366,550
CDK Global, Inc., 5.25%, 5/15/2029 (n)	1,415,000	1,443,300
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	3,025,000	2,964,500
MSCI, Inc., 5.75%, 8/15/2025 (n)	3,945,000	4,120,947
MSCI, Inc., 4.75%, 8/01/2026 (n)	8,965,000	9,370,935
Refinitiv U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)	1,160,000	1,258,600
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	3,040,000	3,169,200
		$32,015,382
Cable TV – 9.1%
Altice Financing S.A., 7.5%, 5/15/2026 (n)	$3,790,000	$3,951,075
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	11,100,000	11,571,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	8,935,000	9,305,244
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	7,655,000	7,786,666
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	4,720,000	4,896,528
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	13,860,000	14,410,069
DISH DBS Corp., 5.875%, 11/15/2024	1,150,000	1,106,116
DISH DBS Corp., 7.75%, 7/01/2026	3,640,000	3,585,400
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	2,690,000	1,439,150
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (n)	2,625,000	1,483,125
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	2,980,000	3,098,008
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	7,825,000	7,978,370
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	3,565,000	3,759,649
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,395,000	2,469,844
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	5,200,000	5,304,000
Telesat Holdings, Inc., 6.5%, 10/15/2027 (n)	2,940,000	2,765,658
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,260,000	1,335,625
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,480,000	8,861,600
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	4,570,000	4,501,450
		$99,609,327
Chemicals – 1.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$5,515,000	$5,597,725
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	3,928,000	3,024,560
Element Solutions, Inc., 5.875%, 12/01/2025 (n)	2,285,000	2,263,864
SPCM S.A., 4.875%, 9/15/2025 (n)	3,640,000	3,676,400
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	2,405,000	2,252,282
Tronox, Inc., 6.5%, 4/15/2026 (n)	1,335,000	1,208,175
		$18,023,006
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$3,470,000	$3,496,025
PTC, Inc., 3.625%, 2/15/2025 (n)	3,560,000	3,504,820
PTC, Inc., 4%, 2/15/2028 (n)	465,000	455,700
VeriSign, Inc., 5.25%, 4/01/2025	2,065,000	2,264,479
VeriSign, Inc., 4.75%, 7/15/2027	2,635,000	2,806,828
		$12,527,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	$6,716,000	$6,934,270
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,521,000	2,499,571
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	3,100,000	3,045,750
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	4,320,000	4,017,600
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	4,590,000	4,704,750
		$21,201,941
Conglomerates – 4.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$4,885,000	$4,890,374
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	5,985,000	6,112,181
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	2,355,000	2,428,476
EnerSys, 5%, 4/30/2023 (n)	5,230,000	5,216,925
EnerSys, 4.375%, 12/15/2027 (n)	1,740,000	1,679,100
Gates Global LLC, 6.25%, 1/15/2026 (n)	4,320,000	3,931,675
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	2,205,000	1,874,250
Griffon Corp., 5.75%, 3/01/2028	2,285,000	2,176,463
MTS Systems Corp., 5.75%, 8/15/2027 (n)	3,950,000	3,663,625
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	3,790,000	3,798,338
TriMas Corp., 4.875%, 10/15/2025 (n)	8,050,000	7,878,937
		$43,650,344
Construction – 1.3%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	$1,510,000	$1,415,625
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	3,270,000	2,895,258
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	2,730,000	2,358,037
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,665,000	2,691,650
Toll Brothers Finance Corp., 4.35%, 2/15/2028	5,230,000	5,151,550
		$14,512,120
Consumer Products – 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$2,820,000	$2,368,800
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)	4,490,000	4,669,151
Mattel, Inc., 6.75%, 12/31/2025 (n)	3,815,000	3,872,225
Mattel, Inc., 5.875%, 12/15/2027 (n)	1,635,000	1,591,182
Prestige Brands, Inc., 5.125%, 1/15/2028 (n)	1,720,000	1,739,780
		$14,241,138
Consumer Services – 2.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$2,490,000	$2,514,900
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	3,500,000	3,631,250
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,230,000	1,183,875
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	1,987,000	1,987,000
Match Group, Inc., 6.375%, 6/01/2024	4,350,000	4,504,990
Match Group, Inc., 5%, 12/15/2027 (n)	3,370,000	3,528,390
Realogy Group LLC, 9.375%, 4/01/2027 (n)	4,010,000	2,807,000
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	2,580,000	2,632,116
		$22,789,521
Containers – 3.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$4,670,000	$4,334,694
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	2,872,000	2,944,374
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	6,440,000	6,453,202
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,455,000	3,550,013
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	3,005,000	2,910,192
Flex Acquisition Co., Inc., 7.875%, 7/15/2026 (n)	975,000	936,000
LABL Escrow Issuer LLC, 6.75%, 7/15/2026 (n)	595,000	614,814
Mauser Packaging Solutions, 5.5%, 4/15/2024 (n)	600,000	553,320
Mauser Packaging Solutions, 7.25%, 4/15/2025 (n)	810,000	633,825
Reynolds Group, 5.125%, 7/15/2023 (n)	3,080,000	3,095,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Reynolds Group, 7%, 7/15/2024 (n)	$1,130,000	$1,134,181
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,340,000	5,420,100
Silgan Holdings, Inc., 4.125%, 2/01/2028 (n)	1,364,000	1,340,130
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	3,465,000	3,620,925
		$37,541,170
Electrical Equipment – 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$2,585,000	$2,300,392
CommScope Technologies LLC, 5%, 3/15/2027 (n)	2,820,000	2,418,150
		$4,718,542
Electronics – 1.8%
Entegris, Inc., 4.625%, 2/10/2026 (n)	$5,200,000	$5,213,000
Entegris, Inc., 4.375%, 4/15/2028 (n)	1,560,000	1,561,950
Qorvo, Inc., 5.5%, 7/15/2026	2,470,000	2,593,500
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,780,000	2,821,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)	6,490,000	6,454,954
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,275,000	1,236,750
		$19,881,854
Energy - Independent – 1.2%
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	$3,200,000	$2,592,352
Jagged Peak Energy LLC, 5.875%, 5/01/2026	2,205,000	1,874,250
Laredo Petroleum, Inc., 10.125%, 1/15/2028	580,000	236,280
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	2,020,000	1,656,400
Matador Resources Co., 5.875%, 9/15/2026	1,400,000	700,000
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	2,245,000	1,919,475
PDC Energy, Inc., 5.75%, 5/15/2026	580,000	442,366
SM Energy Co., 6.75%, 9/15/2026	740,000	201,650
Southwestern Energy Co., 6.2%, 1/23/2025	1,317,400	1,165,899
Southwestern Energy Co., 7.5%, 4/01/2026	698,900	627,263
WPX Energy, Inc., 5.75%, 6/01/2026	2,495,000	2,261,219
		$13,677,154
Entertainment – 1.3%
Cinemark USA, Inc., 4.875%, 6/01/2023	$2,470,000	$2,074,800
Cinemark USA, Inc., 8.75%, 5/01/2025 (n)	745,000	756,175
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	5,875,000	5,170,000
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	695,000	446,537
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	3,480,000	3,063,096
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	2,225,000	2,302,430
		$13,813,038
Financial Institutions – 2.8%
Avation Capital S.A., 6.5%, 5/15/2021 (n)	$2,420,000	$2,032,800
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	2,565,000	2,294,946
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	2,474,000	2,128,676
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	3,455,000	3,031,762
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	8,098,000	4,899,290
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023 (n)	3,760,000	3,609,600
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,165,000	993,862
Navient Corp., 5.5%, 1/25/2023	1,195,000	1,108,363
Navient Corp., 5%, 3/15/2027	1,135,000	955,670
OneMain Financial Corp., 6.875%, 3/15/2025	3,480,000	3,291,036
OneMain Financial Corp., 7.125%, 3/15/2026	1,610,000	1,517,425
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	5,070,000	4,463,866
Springleaf Finance Corp., 5.375%, 11/15/2029	965,000	801,133
		$31,128,429

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.2%
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	$3,980,000	$3,999,900
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	8,245,000	8,829,900
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,458,000	1,487,160
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	1,390,000	1,407,375
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	6,325,000	6,448,338
Performance Food Group Co., 5.5%, 10/15/2027 (n)	3,045,000	2,892,811
Pilgrim's Pride Corp., 5.75%, 3/15/2025 (n)	980,000	989,927
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	3,140,000	3,177,523
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,265,000	4,061,645
U.S. Foods Holding Corp., 6.25%, 4/15/2025 (n)	1,475,000	1,502,656
		$34,797,235
Gaming & Lodging – 3.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$3,855,000	$3,642,975
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,000,000	970,000
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,256,432
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026	4,385,000	4,329,311
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,580,000	4,488,400
Scientific Games Corp., 8.25%, 3/15/2026 (n)	2,315,000	1,747,825
Scientific Games International, Inc., 7%, 5/15/2028 (n)	1,135,000	817,200
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	4,675,000	4,369,208
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	3,615,000	3,361,950
VICI Properties LP, REIT, 4.625%, 12/01/2029 (n)	965,000	897,450
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	7,590,000	6,944,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	3,515,000	3,128,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)	3,640,000	3,166,800
		$40,120,751
Insurance - Health – 0.6%
Centene Corp., 5.375%, 6/01/2026 (n)	$4,155,000	$4,399,314
Centene Corp., 4.25%, 12/15/2027 (n)	2,275,000	2,380,219
		$6,779,533
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	$2,700,000	$2,693,520
AmWINS Group, Inc., 7.75%, 7/01/2026 (n)	1,395,000	1,436,850
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	745,000	696,575
Hub International Ltd., 7%, 5/01/2026 (n)	4,725,000	4,660,976
		$9,487,921
Machinery & Tools – 0.1%
United Rentals North America, Inc., 4.875%, 1/15/2028	$645,000	$646,419
Major Banks – 1.2%
Barclays PLC, 7.875%, 12/29/2049	$3,900,000	$3,861,000
Credit Suisse Group AG, 7.25%, 12/29/2049 (n)	4,070,000	4,059,825
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	5,115,000	5,287,631
		$13,208,456
Medical & Health Technology & Services – 7.6%
Avantor, Inc., 9%, 10/01/2025 (n)	$7,205,000	$7,813,822
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	1,475,000	1,460,250
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	465,000	441,750
Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	4,065,000	3,729,638
DaVita, Inc., 5%, 5/01/2025	4,655,000	4,724,825
Encompass Health Corp., 5.75%, 9/15/2025	2,830,000	2,872,450
HCA, Inc., 5.375%, 2/01/2025	9,585,000	10,305,217
HCA, Inc., 5.875%, 2/15/2026	6,860,000	7,668,108
HCA, Inc., 5.625%, 9/01/2028	740,000	819,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 3.5%, 9/01/2030	$4,030,000	$3,852,088
HealthSouth Corp., 5.125%, 3/15/2023	2,925,000	2,910,375
HealthSouth Corp., 5.75%, 11/01/2024	637,000	640,185
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	1,925,000	1,660,313
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	3,078,000	3,170,340
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	9,300,000	9,552,867
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,105,000	1,038,700
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (n)	2,715,000	2,419,662
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	1,370,000	1,147,375
Radiology Partners, Inc., 9.25%, 2/01/2028 (n)	1,680,000	1,600,200
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	5,295,000	5,665,650
Team Health Holdings, Inc., 6.375%, 2/01/2025 (n)	680,000	373,864
Tenet Healthcare Corp., 4.875%, 1/01/2026 (n)	4,305,000	4,234,829
Tenet Healthcare Corp., 5.125%, 11/01/2027 (n)	2,930,000	2,893,375
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,360,000	2,212,500
		$83,208,362
Medical Equipment – 1.3%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$4,810,000	$4,870,125
Hologic, Inc., 4.375%, 10/15/2025 (n)	1,365,000	1,371,279
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,695,050
Teleflex, Inc., 4.625%, 11/15/2027	6,095,000	6,247,375
		$14,183,829
Metals & Mining – 3.7%
Arconic Corp., 6%, 5/15/2025 (n)	$1,955,000	$1,976,994
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	2,945,000	2,591,600
Cleveland-Cliffs, Inc., 6.75%, 3/15/2026 (n)	1,830,000	1,596,675
Cleveland-Cliffs, Inc., 5.875%, 6/01/2027	2,045,000	1,278,125
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	3,120,000	3,088,800
Constellium N.V., 5.875%, 2/15/2026 (n)	1,030,000	950,175
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,000,000	907,600
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,045,000	916,465
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	2,875,000	2,695,312
Freeport-McMoRan, Inc., 5%, 9/01/2027	4,530,000	4,416,750
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	2,565,000	2,532,937
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	2,320,000	2,289,608
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,225,000	6,726,475
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (a)(n)	650,000	66,625
Novelis Corp., 5.875%, 9/30/2026 (n)	4,900,000	4,764,270
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	597,000	197,010
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)	995,000	758,688
TMS International Corp., 7.25%, 8/15/2025 (n)	3,230,000	2,410,388
		$40,164,497
Midstream – 2.9%
Cheniere Energy Partners LP, 5.25%, 10/01/2025	$9,945,000	$9,493,497
Cheniere Energy, Inc., 4.5%, 10/01/2029 (n)	3,044,000	2,808,090
EnLink Midstream Partners LP, 4.85%, 7/15/2026	695,000	423,950
EQT Midstream Partners LP , 5.5%, 7/15/2028	3,375,000	3,003,750
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	700,000	591,500
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	2,957,200	2,469,262
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	6,180,000	5,837,628
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	4,840,000	4,114,000
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,630,000	1,494,873
Western Midstream Operating LP, 4.05%, 2/01/2030	2,090,000	1,907,125
		$32,143,675

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$1,120,000	$1,148,000
Network & Telecom – 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$1,495,000	$1,476,313
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	1,220,000	1,149,874
		$2,626,187
Oil Services – 0.2%
Apergy Corp., 6.375%, 5/01/2026	$2,375,000	$1,947,500
Diamond Offshore Drill Co., 5.7%, 10/15/2039 (a)(d)	2,520,000	271,404
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	1,630,000	473,026
		$2,691,930
Oils – 0.8%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$6,535,000	$6,289,937
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	2,210,000	1,657,500
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028 (n)	1,960,000	1,395,324
		$9,342,761
Pharmaceuticals – 1.5%
Bausch Health Companies, Inc., 5.5%, 3/01/2023 (n)	$855,000	$846,450
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	11,610,000	11,755,125
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,115,000	1,070,052
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)	3,240,000	2,430,000
		$16,101,627
Pollution Control – 0.6%
Covanta Holding Corp., 5.875%, 3/01/2024	$3,010,000	$2,957,325
Covanta Holding Corp., 6%, 1/01/2027	1,260,000	1,209,600
GFL Environmental, Inc., 7%, 6/01/2026 (n)	1,434,000	1,492,937
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	1,134,000	1,237,410
		$6,897,272
Precious Metals & Minerals – 0.1%
Teck Resources Ltd., 6.25%, 7/15/2041	$595,000	$560,768
Printing & Publishing – 0.9%
Cimpress N.V., 7%, 6/15/2026 (n)	$4,665,000	$3,387,256
Meredith Corp., 6.875%, 2/01/2026	2,565,000	2,198,205
Nielsen Finance LLC, 5%, 4/15/2022 (n)	4,534,000	4,466,489
		$10,051,950
Real Estate - Healthcare – 0.6%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$2,905,000	$2,934,050
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	3,545,000	3,615,900
		$6,549,950
Real Estate - Other – 0.6%
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	$885,000	$823,050
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	6,259,000	5,460,978
		$6,284,028
Restaurants – 0.8%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$4,375,000	$3,412,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	5,590,000	5,715,775
		$9,128,275

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.8%
DriveTime Automotive Group, Inc., 8%, 6/01/2021 (n)	$3,865,000	$3,459,175
EG Global Finance PLC, 6.75%, 2/07/2025 (n)	800,000	728,000
L Brands, Inc., 5.25%, 2/01/2028	4,280,000	3,070,900
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,380,000	1,131,048
		$8,389,123
Specialty Chemicals – 0.6%
Koppers, Inc., 6%, 2/15/2025 (n)	$2,914,000	$2,367,625
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	3,986,000	3,956,105
		$6,323,730
Specialty Stores – 0.6%
Penske Automotive Group Co., 5.375%, 12/01/2024	$2,070,000	$1,903,779
Penske Automotive Group Co., 5.5%, 5/15/2026	2,555,000	2,337,825
PetSmart, Inc., 7.125%, 3/15/2023 (n)	1,455,000	1,393,163
PetSmart, Inc., 8.875%, 6/01/2025 (n)	835,000	809,950
		$6,444,717
Supermarkets – 0.8%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024	$1,137,000	$1,175,374
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	3,710,000	3,812,025
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	4,000,000	4,040,000
Albertsons Cos. LLC/Safeway, Inc., 5.875%, 2/15/2028 (n)	165,000	172,375
		$9,199,774
Telecommunications - Wireless – 5.1%
Altice France S.A., 7.375%, 5/01/2026 (n)	$6,515,000	$6,808,175
Altice France S.A., 8.125%, 2/01/2027 (n)	3,850,000	4,148,375
Altice France S.A., 5.5%, 1/15/2028 (n)	930,000	936,603
Altice France S.A., 6%, 2/15/2028 (n)	2,185,000	1,987,913
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	1,825,000	1,690,406
SBA Communications Corp., 4.875%, 9/01/2024	7,590,000	7,813,905
SBA Communications Corp., 3.875%, 2/15/2027 (n)	1,855,000	1,894,419
Sprint Capital Corp., 6.875%, 11/15/2028	7,140,000	8,599,059
Sprint Corp., 7.625%, 3/01/2026	8,360,000	9,882,356
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,804,536
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,835,000	5,106,969
T-Mobile USA, Inc., 5.375%, 4/15/2027	4,995,000	5,282,762
		$55,955,478
Tobacco – 0.1%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$1,165,000	$1,071,800
Utilities - Electric Power – 2.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025	$9,400,000	$9,681,060
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,590,000	1,617,825
Drax Finco PLC, 6.625%, 11/01/2025 (n)	3,260,000	3,325,200
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	5,060,000	5,135,900
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,995,000	2,047,369
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,107,000	4,180,104
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	940,000	930,600
TerraForm Power Operating Co., 5%, 1/31/2028 (n)	3,485,000	3,624,400
		$30,542,458
Total Bonds		$1,018,478,656
Common Stocks – 1.5%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	258,532	$380,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,747,020
Special Products & Services – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	171,600	$13,801,788
Total Common Stocks		$15,929,273
Floating Rate Loans (r) – 1.0%
Broadcasting – 0.2%
Nexstar Broadcasting, Inc., Term Loan B, 3.734%, 9/18/2026	$760,815	$711,362
WMG Acquisition Corp., Term Loan F, 2.528%, 11/01/2023	1,454,000	1,405,966
		$2,117,328
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 3.314%, 4/15/2027	$790,020	$750,519
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 3.2%, 6/01/2024	$657,408	$637,028
Element Solutions, Inc., Term Loan B1, 2.403%, 1/31/2026	788,040	751,347
		$1,388,375
Computer Software - Systems – 0.2%
Sabre GLBL, Inc., Term Loan B, 2.75%, 2/22/2024	$1,575,939	$1,430,493
SS&C Technologies, Inc., Term Loan B5, 2.153%, 4/16/2025	787,967	755,792
		$2,186,285
Conglomerates – 0.1%
Gates Global LLC, Term Loan B2, 3.75%, 4/01/2024	$1,564,020	$1,438,898
Food & Beverages – 0.0%
U.S. Foods Holding Corp., Term Loan B, 2.739%, 6/27/2023	$651,842	$598,472
Medical & Health Technology & Services – 0.1%
DaVita Healthcare Partners, Inc., Term Loan B, 2.153%, 8/12/2026	$788,045	$764,649
Jaguar Holding Co. II, Term Loan, 2.903%, 8/18/2022	787,864	771,368
		$1,536,017
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 3.468%, 11/27/2025	$769,371	$737,773
Printing & Publishing – 0.1%
Nielsen Finance LLC (VNU, Inc.), Term Loan B4, 2.863%, 10/04/2023	$787,939	$758,391
Total Floating Rate Loans		$11,512,058
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,020	$253
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,020	20
Total Warrants				$273

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.8%
Money Market Funds – 3.8%
MFS Institutional Money Market Portfolio, 0.41% (v)	41,815,520	$41,819,701

Other Assets, Less Liabilities – 1.1%		11,839,579
Net Assets – 100.0%		$1,099,579,540
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,819,701 and $1,045,920,260, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $736,524,731, representing 67.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	381,174	USD	416,713	Goldman Sachs International	5/22/2020	$1,141
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,801,788	$273	$1,747,020	$15,549,081
Mexico	—	380,465	—	380,465
Municipal Bonds	—	1,148,000	—	1,148,000
U.S. Corporate Bonds	—	881,117,801	—	881,117,801
Foreign Bonds	—	136,212,855	—	136,212,855
Floating Rate Loans	—	11,512,058	—	11,512,058
Mutual Funds	41,819,701	—	—	41,819,701
Total	$55,621,489	$1,030,371,452	$1,747,020	$1,087,739,961
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,141	$—	$1,141
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/20	$1,747,020
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/20	$1,747,020
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2020 is $0. At April 30, 2020, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$23,286,126	$354,542,130	$336,002,211	$(4,292)	$(2,052)	$41,819,701
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$94,464	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.